Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Costs and expenses by nature
Personnel	$ 362	$ 530	$ 775	$ 992
Materials and services	748	972	1,553	1,925
Fuel oil and gas	206	337	485	684
Maintenance	616	713	1,286	1,341
Energy	147	201	336	413
Acquisition of products	199	137	261	244
Depreciation and depletion	734	871	1,463	1,619
Freight	691	844	1,387	1,605
Others	509	568	944	1,051
Total	4,212	5,173	8,490	9,874
Cost of goods sold	4,086	5,001	8,203	9,541
Cost of services rendered	126	172	287	333
Total	$ 4,212	$ 5,173	$ 8,490	$ 9,874